Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000098721
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	$ 10,000		$ 10,359	$ 11,878	$ 11,039	$ 12,752	$ 13,392	$ 14,688	$ 11,978	$ 13,619	$ 15,069	$ 17,109
C000098722
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		10,337	11,817	10,949	12,618	13,231	14,458	11,758	13,342	14,733	16,680
C000028852
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		10,469	12,127	11,379	13,488	14,757	16,783	13,596	15,369	16,727	19,690
C000028853
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		10,444	12,076	11,302	13,359	14,595	16,546	13,374	15,067	16,359	19,200
C000028862
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		11,130	13,236	12,494	15,482	15,903	20,381	19,527	21,875	24,724	27,313
C000028863
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		11,107	13,172	12,403	15,331	15,710	20,083	19,196	21,446	24,183	26,650
C000028828
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		9,950	12,479	9,635	11,287	11,565	12,847	11,098	12,779	13,427	19,025
C000028829
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		9,920	12,409	9,558	11,163	11,410	12,648	10,903	12,521	13,123	18,539
C000028830
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		10,263	13,545	13,895	18,716	25,357	32,703	23,380	31,593	39,571	44,770
C000028831
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		10,235	13,477	13,790	18,529	25,041	32,216	22,974	30,966	38,693	43,665
C000028836
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		10,646	14,279	14,152	19,303	29,723	32,535	19,815	23,386	27,746	29,077
C000028837
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		10,621	14,209	14,052	19,112	29,364	32,065	19,475	22,927	27,156	28,364
C000028838
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		12,509	14,153	12,026	14,443	14,930	20,297	17,125	20,066	22,077	22,714
C000028839
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		12,479	14,083	11,929	14,303	14,740	19,988	16,826	19,663	21,574	22,143
C000028860
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		9,938	13,581	12,251	15,946	22,230	27,313	19,943	23,136	24,573	26,127
C000028861
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		9,912	13,510	12,162	15,784	21,952	26,907	19,597	22,674	24,025	25,473
AllianceBernstein Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net)
Accumulated Value	10,000		10,751	13,159	12,013	15,337	17,776	21,654	17,726	21,942	26,039	31,532
AllianceBernstein Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net)
Accumulated Value	10,000		10,751	13,159	12,013	15,337	17,776	21,654	17,726	21,942	26,039	31,532
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Accumulated Value	10,000		10,786	13,372	12,113	15,335	17,828	21,133	17,252	21,082	24,769	30,302
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Accumulated Value	10,000		10,786	13,372	12,113	15,335	17,828	21,133	17,252	21,082	24,769	30,302
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (net)
Accumulated Value	10,000		10,100	12,628	10,887	13,284	14,322	15,935	13,632	16,118	16,735	21,959
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (net)
Accumulated Value	10,000		10,100	12,628	10,887	13,284	14,322	15,935	13,632	16,118	16,735	21,959
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Accumulated Value	10,000		10,786	13,372	12,113	15,335	17,828	21,133	17,252	21,082	24,769	30,302
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Accumulated Value	10,000		10,786	13,372	12,113	15,335	17,828	21,133	17,252	21,082	24,769	30,302
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index
Accumulated Value	10,000		10,508	11,978	11,411	13,607	15,479	17,291	14,596	16,880	18,764	21,598
AllianceBernstein Index: Bloomberg US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Index
Accumulated Value	10,000		10,104	10,337	10,426	11,141	12,032	11,753	10,288	10,705	10,767	11,447
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index
Accumulated Value	10,000		10,508	11,978	11,411	13,607	15,479	17,291	14,596	16,880	18,764	21,598
AllianceBernstein Index: Bloomberg US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Index
Accumulated Value	10,000		10,104	10,337	10,426	11,141	12,032	11,753	10,288	10,705	10,767	11,447
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Accumulated Value	10,000		11,734	13,337	12,235	15,482	15,915	19,919	18,418	20,529	23,478	27,213
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Accumulated Value	10,000		11,734	13,337	12,235	15,482	15,915	19,919	18,418	20,529	23,478	27,213
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Accumulated Value	10,000		10,708	13,943	13,732	18,729	25,938	33,096	23,453	33,462	44,623	52,906
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Accumulated Value	10,000		10,708	13,943	13,732	18,729	25,938	33,096	23,453	33,462	44,623	52,906
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Accumulated Value	10,000		11,132	13,599	12,334	15,847	21,335	21,939	16,157	19,171	22,077	24,949
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Accumulated Value	10,000		11,132	13,599	12,334	15,847	21,335	21,939	16,157	19,171	22,077	24,949
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500 Value Index
Accumulated Value	10,000		12,520	13,817	12,110	14,963	15,693	20,053	17,429	20,214	22,434	25,291
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500 Value Index
Accumulated Value	$ 10,000		$ 12,520	$ 13,817	$ 12,110	$ 14,963	$ 15,693	$ 20,053	$ 17,429	$ 20,214	$ 22,434	$ 25,291